Management of financial risk - Movements in the impairment loss allowance of contract assets of transaction based and support service (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Management of financial risk
Beginning of the year	¥ (82,340)
End of the year	(59,852)	¥ (82,340)
Loans and advances to customers.
Management of financial risk
Beginning of the year	(1,962)	(712)
Additions of impairment loss	(10,616)	(1,250)	¥ (712)
Write-off	1,050
End of the year	(11,528)	(1,962)	(712)
Credit risk | Contract assets of transaction based and support service | Three-stage approach
Management of financial risk
Beginning of the year	(190)	(711)
Additions of impairment loss		(1,170)	(711)
Recovery of amounts written off previously	¥ 190
Write-off		1,691
End of the year		¥ (190)	¥ (711)